Expenses by Nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses by Nature
7. Expenses by Nature

(CAD$ in millions)	2025	2024
Employment-related costs:
Wages and salaries	$908	$910
Employee benefits and other wage-related costs	202	196
Bonus payments	271	217
Post-employment benefits and pension costs	84	84
	1,465	1,407
Transportation	585	546
Depreciation and amortization	1,686	1,679
Raw material purchases	872	755
Fuel and energy	867	875
Operating supplies consumed	710	646
Maintenance and repair supplies	670	610
Contractors and consultants	983	1,003
Overhead costs	431	439
Royalties	553	466
Other operating costs net of recoveries	54	(12)
	8,876	8,414
Adjusted for:
Capitalized stripping costs	(224)	(373)
Change in inventory	(159)	(171)
Total cost of sales, general and administration, exploration and research and innovation expenses	$8,493	$7,870